EARNINGS/ (LOSS) PER ADS - Schedules of Computation of Diluted Net Earnings/(Loss) Per ADS (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Share options [Member]
Antidilutive Securities Excluded from Computation of Diluted Net Earnings/(loss) Per Share	7,304,020	8,575,000	5,460,000